CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development expenses	$ 9,560,897	$ 9,133,455	$ 8,820,204
General and administrative expenses	13,527,311	8,080,681	9,160,770
Total operating expenses	23,088,208	17,214,136	17,980,974
Loss from operations	(23,088,208)	(17,214,136)	(17,980,974)
Other income (expense):
Interest income	45,944	10,600	13,615
Excess fair value of warrant liability over cash proceeds	(1,963,000)	0	0
Change in fair value of warrant liability	6,946,000	0	556,810
Foreign currency exchange gains (losses)	452,664	(193,219)	350,939
Other expenses	(141,462)	(27,482)	(22,007)
Total other income (expense)	5,340,146	(210,101)	899,357
Net loss	(17,748,062)	(17,424,237)	(17,081,617)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(229,872)	107,098	(299,205)
Total comprehensive loss	$ (17,977,934)	$ (17,317,139)	$ (17,380,822)
Net loss per ordinary share (basic)	$ 0.00	$ 0.00	$ (0.01)
Net loss per ordinary share (diluted)	$ 0.00	$ 0.00	$ (0.01)
Weighted average ordinary shares outstanding, (basic)	6,243,462,410	4,292,112,667	3,159,037,588
Weighted average ordinary shares outstanding, (diluted)	6,243,462,410	4,292,112,667	3,159,037,588